Revenue recognition - Additional Information (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Balance at beginning of period	$ 473,022	$ 287,406
Cash received during period	6,716,569	347,407
Revenue recognized during period	(5,851,604)	(161,791)
Balance at end of period	$ 1,337,987	$ 473,022